Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016090
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class A
Trading Symbol	HSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.49%	[1]
AssetsNet	$ 50,566,174
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 204,362
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,566,174 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$204,362 Portfolio Turnover111%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	86.4%
Exchange-Traded Funds	6.3%
Money Market Funds	7.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.4%
Real Estate	1.9%
Energy	2.1%
Health Care	3.6%
Financials	5.0%
Equity	6.6%
Money Market Funds	7.7%
Consumer Staples	7.9%
Industrials	9.3%
Consumer Discretionary	9.6%
Technology	20.3%
Communications	31.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	14.1%
Alphabet, Inc. - Class A	5.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.8%
Visa, Inc. - Class A	5.0%
Uber Technologies, Inc.	4.9%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.9%
MercadoLibre, Inc.	4.8%
NVIDIA Corporation	4.6%
AppLovin Corporation - Class A	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000135444
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class C
Trading Symbol	HSUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.20%	[2]
AssetsNet	$ 50,566,174
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 204,362
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,566,174 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$204,362 Portfolio Turnover111%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	86.4%
Exchange-Traded Funds	6.3%
Money Market Funds	7.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.4%
Real Estate	1.9%
Energy	2.1%
Health Care	3.6%
Financials	5.0%
Equity	6.6%
Money Market Funds	7.7%
Consumer Staples	7.9%
Industrials	9.3%
Consumer Discretionary	9.6%
Technology	20.3%
Communications	31.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	14.1%
Alphabet, Inc. - Class A	5.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.8%
Visa, Inc. - Class A	5.0%
Uber Technologies, Inc.	4.9%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.9%
MercadoLibre, Inc.	4.8%
NVIDIA Corporation	4.6%
AppLovin Corporation - Class A	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000016092
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Institutional
Trading Symbol	HSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%	[3]
AssetsNet	$ 50,566,174
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 204,362
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,566,174 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$204,362 Portfolio Turnover111%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	86.4%
Exchange-Traded Funds	6.3%
Money Market Funds	7.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.4%
Real Estate	1.9%
Energy	2.1%
Health Care	3.6%
Financials	5.0%
Equity	6.6%
Money Market Funds	7.7%
Consumer Staples	7.9%
Industrials	9.3%
Consumer Discretionary	9.6%
Technology	20.3%
Communications	31.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	14.1%
Alphabet, Inc. - Class A	5.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.8%
Visa, Inc. - Class A	5.0%
Uber Technologies, Inc.	4.9%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.9%
MercadoLibre, Inc.	4.8%
NVIDIA Corporation	4.6%
AppLovin Corporation - Class A	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000016036
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class A
Trading Symbol	HDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%	[4]
AssetsNet	$ 58,941,268
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 219,398
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,941,268 Number of Portfolio Holdings59 Advisory Fee $219,398 Portfolio Turnover161%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.0%
Exchange-Traded Funds	29.0%
Money Market Funds	7.4%
Purchased Options	6.6%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.5%
Materials	0.8%
Real Estate	1.2%
Consumer Staples	1.7%
Consumer Discretionary	1.8%
Fixed Income	2.8%
Communications	4.9%
Energy	5.8%
Long Option	6.5%
Health Care	7.1%
Money Market	7.2%
Industrials	8.0%
Financials	10.1%
Technology	15.0%
Equity	25.9%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Call	6.3%
Alphabet, Inc., Class A	4.9%
Vanguard S&P 500 ETF	4.9%
State Street SPDR S&P 500 ETF Trust	4.9%
Berkshire Hathaway, Inc., Class B	4.2%
iShares Core S&P 500 ETF	4.2%
JPMorgan Chase & Company	2.9%
Eli Lilly & Company	2.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000135443
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class C
Trading Symbol	HDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.22%	[5]
AssetsNet	$ 58,941,268
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 219,398
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,941,268 Number of Portfolio Holdings59 Advisory Fee $219,398 Portfolio Turnover161%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.0%
Exchange-Traded Funds	29.0%
Money Market Funds	7.4%
Purchased Options	6.6%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.5%
Materials	0.8%
Real Estate	1.2%
Consumer Staples	1.7%
Consumer Discretionary	1.8%
Fixed Income	2.8%
Communications	4.9%
Energy	5.8%
Long Option	6.5%
Health Care	7.1%
Money Market	7.2%
Industrials	8.0%
Financials	10.1%
Technology	15.0%
Equity	25.9%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Call	6.3%
Alphabet, Inc., Class A	4.9%
Vanguard S&P 500 ETF	4.9%
State Street SPDR S&P 500 ETF Trust	4.9%
Berkshire Hathaway, Inc., Class B	4.2%
iShares Core S&P 500 ETF	4.2%
JPMorgan Chase & Company	2.9%
Eli Lilly & Company	2.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000016038
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Institutional
Trading Symbol	HDCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[6]
AssetsNet	$ 58,941,268
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 219,398
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,941,268 Number of Portfolio Holdings59 Advisory Fee $219,398 Portfolio Turnover161%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.0%
Exchange-Traded Funds	29.0%
Money Market Funds	7.4%
Purchased Options	6.6%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.5%
Materials	0.8%
Real Estate	1.2%
Consumer Staples	1.7%
Consumer Discretionary	1.8%
Fixed Income	2.8%
Communications	4.9%
Energy	5.8%
Long Option	6.5%
Health Care	7.1%
Money Market	7.2%
Industrials	8.0%
Financials	10.1%
Technology	15.0%
Equity	25.9%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Call	6.3%
Alphabet, Inc., Class A	4.9%
Vanguard S&P 500 ETF	4.9%
State Street SPDR S&P 500 ETF Trust	4.9%
Berkshire Hathaway, Inc., Class B	4.2%
iShares Core S&P 500 ETF	4.2%
JPMorgan Chase & Company	2.9%
Eli Lilly & Company	2.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000212570
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class A
Trading Symbol	RFXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%	[7]
AssetsNet	$ 1,390,366,471
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 9,814,950
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,390,366,471 Number of Portfolio Holdings979 Advisory Fee (net of waivers)$9,814,950 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	79.6%
Corporate Bonds	14.4%
Money Market Funds	5.9%
Term Loans	0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.4%
WFLD Mortgage Trust, 3.880%, 08/10/31	2.0%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.9%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
BAMLL Commercial Mortgage Securities Trust, 2.627%, 01/15/32	1.2%
JPMBB Commercial Mortgage Securities Trust, 4.626%, 08/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.944%, 06/15/46	0.9%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.081%, 07/15/46	0.9%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	0.9%
Deutsche Alt-A Securities Mortgage Loan Trust, 4.183%, 06/25/37	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Other	0.1%
ABS	0.1%
CMO	0.2%
Real Estate	0.4%
CDO	2.5%
Money Market Funds	5.9%
Financials	14.0%
CMBS	32.2%
Non-Agency Residential Mortgage Backed Securities	44.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000212571
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class C
Trading Symbol	RFXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.69%	[8]
AssetsNet	$ 1,390,366,471
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 9,814,950
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,390,366,471 Number of Portfolio Holdings979 Advisory Fee (net of waivers)$9,814,950 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	79.6%
Corporate Bonds	14.4%
Money Market Funds	5.9%
Term Loans	0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.4%
WFLD Mortgage Trust, 3.880%, 08/10/31	2.0%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.9%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
BAMLL Commercial Mortgage Securities Trust, 2.627%, 01/15/32	1.2%
JPMBB Commercial Mortgage Securities Trust, 4.626%, 08/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.944%, 06/15/46	0.9%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.081%, 07/15/46	0.9%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	0.9%
Deutsche Alt-A Securities Mortgage Loan Trust, 4.183%, 06/25/37	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Other	0.1%
ABS	0.1%
CMO	0.2%
Real Estate	0.4%
CDO	2.5%
Money Market Funds	5.9%
Financials	14.0%
CMBS	32.2%
Non-Agency Residential Mortgage Backed Securities	44.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000212569
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Institutional
Trading Symbol	RFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[9]
AssetsNet	$ 1,390,366,471
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 9,814,950
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,390,366,471 Number of Portfolio Holdings979 Advisory Fee (net of waivers)$9,814,950 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	79.6%
Corporate Bonds	14.4%
Money Market Funds	5.9%
Term Loans	0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.4%
WFLD Mortgage Trust, 3.880%, 08/10/31	2.0%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.9%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
BAMLL Commercial Mortgage Securities Trust, 2.627%, 01/15/32	1.2%
JPMBB Commercial Mortgage Securities Trust, 4.626%, 08/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.944%, 06/15/46	0.9%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.081%, 07/15/46	0.9%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	0.9%
Deutsche Alt-A Securities Mortgage Loan Trust, 4.183%, 06/25/37	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Other	0.1%
ABS	0.1%
CMO	0.2%
Real Estate	0.4%
CDO	2.5%
Money Market Funds	5.9%
Financials	14.0%
CMBS	32.2%
Non-Agency Residential Mortgage Backed Securities	44.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000078667
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class A
Trading Symbol	RHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[10]
AssetsNet	$ 10,190,654
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,190,654 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	93.2%
U.S. Government & Agencies	6.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Money Market Funds	0.3%
Alternative	4.2%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	74.0%
United States Treasury Bill, 3.670%, 09/03/26	5.8%
Catalyst/CIFC Senior Secured Income Fund	5.7%
AQR Long-Short Equity Fund	4.2%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000169251
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class C
Trading Symbol	RHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%	[11]
AssetsNet	$ 10,190,654
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,190,654 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	93.2%
U.S. Government & Agencies	6.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Money Market Funds	0.3%
Alternative	4.2%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	74.0%
United States Treasury Bill, 3.670%, 09/03/26	5.8%
Catalyst/CIFC Senior Secured Income Fund	5.7%
AQR Long-Short Equity Fund	4.2%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000169252
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Institutional
Trading Symbol	RHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[12]
AssetsNet	$ 10,190,654
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,190,654 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	93.2%
U.S. Government & Agencies	6.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Money Market Funds	0.3%
Alternative	4.2%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	74.0%
United States Treasury Bill, 3.670%, 09/03/26	5.8%
Catalyst/CIFC Senior Secured Income Fund	5.7%
AQR Long-Short Equity Fund	4.2%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000047568
Shareholder Report [Line Items]
Fund Name	Rational Premium Income Fund
Class Name	Class A
Trading Symbol	HRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.24%	[13]
AssetsNet	$ 22,335,984
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 125,442
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,335,984 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$125,442 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	88.2%
Money Market Funds	3.7%
U.S. Government & Agencies	8.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	20.2%
Money Market Funds	3.0%
Health Care	4.3%
Energy	4.5%
U.S. Treasury Obligations	6.5%
Financials	8.7%
Consumer Staples	8.9%
Communications	8.9%
Technology	13.1%
Consumer Discretionary	21.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000169250
Shareholder Report [Line Items]
Fund Name	Rational Premium Income Fund
Class Name	Class C
Trading Symbol	HRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.99%	[14]
AssetsNet	$ 22,335,984
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 125,442
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,335,984 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$125,442 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	88.2%
Money Market Funds	3.7%
U.S. Government & Agencies	8.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	20.2%
Money Market Funds	3.0%
Health Care	4.3%
Energy	4.5%
U.S. Treasury Obligations	6.5%
Financials	8.7%
Consumer Staples	8.9%
Communications	8.9%
Technology	13.1%
Consumer Discretionary	21.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000047570
Shareholder Report [Line Items]
Fund Name	Rational Premium Income Fund
Class Name	Institutional
Trading Symbol	HRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%	[15]
AssetsNet	$ 22,335,984
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 125,442
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,335,984 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$125,442 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	88.2%
Money Market Funds	3.7%
U.S. Government & Agencies	8.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	20.2%
Money Market Funds	3.0%
Health Care	4.3%
Energy	4.5%
U.S. Treasury Obligations	6.5%
Financials	8.7%
Consumer Staples	8.9%
Communications	8.9%
Technology	13.1%
Consumer Discretionary	21.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000216242
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class A
Trading Symbol	PBXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[16]
AssetsNet	$ 232,370,340
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 796,140
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,370,340 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$796,140 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.5%
Convertible Bonds	58.8%
Money Market Funds	6.8%
Preferred Stocks	22.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.2%
Health Care	5.3%
Industrials	6.8%
Money Market Funds	6.8%
Communications	8.0%
Consumer Discretionary	10.4%
Financials	11.4%
Real Estate	12.1%
Utilities	18.9%
Technology	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alliant Energy Corporation, 3.250%, 05/30/28	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.4%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.4%
Bank of America Corporation	4.3%
NextEra Energy, Inc.	4.3%
Welltower, Inc.	4.3%
WEC Energy Group, Inc., 4.375%, 06/01/29	4.2%
Uber Technologies, Inc., 0.875%, 12/01/28	4.2%
Etsy, Inc., 0.250%, 06/15/28	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000216243
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class C
Trading Symbol	PBXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%	[17]
AssetsNet	$ 232,370,340
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 796,140
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,370,340 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$796,140 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.5%
Convertible Bonds	58.8%
Money Market Funds	6.8%
Preferred Stocks	22.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.2%
Health Care	5.3%
Industrials	6.8%
Money Market Funds	6.8%
Communications	8.0%
Consumer Discretionary	10.4%
Financials	11.4%
Real Estate	12.1%
Utilities	18.9%
Technology	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alliant Energy Corporation, 3.250%, 05/30/28	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.4%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.4%
Bank of America Corporation	4.3%
NextEra Energy, Inc.	4.3%
Welltower, Inc.	4.3%
WEC Energy Group, Inc., 4.375%, 06/01/29	4.2%
Uber Technologies, Inc., 0.875%, 12/01/28	4.2%
Etsy, Inc., 0.250%, 06/15/28	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000216241
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Institutional
Trading Symbol	PBXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[18]
AssetsNet	$ 232,370,340
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 796,140
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,370,340 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$796,140 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.5%
Convertible Bonds	58.8%
Money Market Funds	6.8%
Preferred Stocks	22.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.2%
Health Care	5.3%
Industrials	6.8%
Money Market Funds	6.8%
Communications	8.0%
Consumer Discretionary	10.4%
Financials	11.4%
Real Estate	12.1%
Utilities	18.9%
Technology	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alliant Energy Corporation, 3.250%, 05/30/28	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.4%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.4%
Bank of America Corporation	4.3%
NextEra Energy, Inc.	4.3%
Welltower, Inc.	4.3%
WEC Energy Group, Inc., 4.375%, 06/01/29	4.2%
Uber Technologies, Inc., 0.875%, 12/01/28	4.2%
Etsy, Inc., 0.250%, 06/15/28	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000172993
Shareholder Report [Line Items]
Fund Name	Return Stacked<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation & Systematic Macro Fund
Class Name	Class A
Trading Symbol	RDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.22%	[19]
AssetsNet	$ 37,426,697
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 263,774
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,426,697 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$263,774 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.1%
Money Market Funds	46.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Money Market Funds	43.1%
Equity	48.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000172994
Shareholder Report [Line Items]
Fund Name	Return Stacked<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation & Systematic Macro Fund
Class Name	Class C
Trading Symbol	RDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	2.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	2.97%	[20]
AssetsNet	$ 37,426,697
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 263,774
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,426,697 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$263,774 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.1%
Money Market Funds	46.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Money Market Funds	43.1%
Equity	48.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000172995
Shareholder Report [Line Items]
Fund Name	Return Stacked<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation & Systematic Macro Fund
Class Name	Institutional
Trading Symbol	RDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.97%	[21]
AssetsNet	$ 37,426,697
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 263,774
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,426,697 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$263,774 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.1%
Money Market Funds	46.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Money Market Funds	43.1%
Equity	48.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000252107
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class A
Trading Symbol	RNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.24%	[22]
AssetsNet	$ 38,102,292
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,003
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,102,292 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$123,003 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	8.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.0%
Money Market Funds	7.4%
Equity	85.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	42.9%
State Street SPDR S&P 500 ETF Trust	42.7%

C000252105
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class C
Trading Symbol	RNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	2.99%	[23]
AssetsNet	$ 38,102,292
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,003
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,102,292 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$123,003 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	8.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.0%
Money Market Funds	7.4%
Equity	85.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	42.9%
State Street SPDR S&P 500 ETF Trust	42.7%

C000252106
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Institutional
Trading Symbol	RNEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.99%	[24]
AssetsNet	$ 38,102,292
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,003
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,102,292 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$123,003 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	8.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.0%
Money Market Funds	7.4%
Equity	85.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	42.9%
State Street SPDR S&P 500 ETF Trust	42.7%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized